Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Petrojarl Knarr (net of cash acquired of $14.2 million)	$ 0	$ (112,710)	$ 0
Indemnification amount			(6,181)
Total	0	(112,710)	6,181
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Indemnification amount	0	0	6,181
Petrojarl Knarr Fpso [Member]
Business Acquisition [Line Items]
Petrojarl Knarr (net of cash acquired of $14.2 million)	$ 0	(112,710)	$ 0
Net cash acquired on business acquisition		$ 14,200